Eaton Vance
Georgia Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
Housing — 0.7%
Housing Authority of Savannah, GA, (Pines At Garden City), Series 2025A, (FNMA), 4.75%, 3/1/42	$990	$ 1,040,540
Total Tax-Exempt Mortgage-Backed Securities (identified cost $990,000)		$ 1,040,540

Tax-Exempt Municipal Obligations — 95.4%
Security	Principal Amount (000's omitted)	Value
Education — 7.8%
Cobb County Development Authority, GA, (Georgia Tech Cobb Research), 5.00%, 6/1/49	$1,000	$ 1,006,576
Cobb County Development Authority, GA, (Mt. Bethel Christian Academy), 6.00%, 6/1/45(1)	1,000	1,048,500
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/49	625	654,773
Fulton County Development Authority, GA, (Spelman College):
5.00%, 6/1/44	410	441,215
5.25%, 6/1/51	2,000	2,090,324
Georgia Private Colleges and Universities Authority, (Emory University), 1.59%, 9/1/52(2)	1,000	1,000,000
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	1,770	1,678,515
Private Colleges and Universities Authority, GA, (Emory University), 5.25%, 9/1/39	2,290	2,616,709
Public Finance Authority, WI, (Cherokee Classical Academy), 6.00%, 6/15/35(1)	200	206,621
		$ 10,743,233
Electric Utilities — 1.4%
Dalton, GA, Combined Utilities Revenue, 4.00%, 3/1/34	$405	$ 410,704
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,502,756
		$ 1,913,460
Escrowed/Prerefunded — 2.0%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/27, 5.00%, 11/1/39	$1,500	$ 1,549,126
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	$850	$ 851,561
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	295	309,365
		$ 2,710,052
General Obligations — 9.7%
Atlanta Urban Redevelopment Agency, GA, 5.00%, 7/1/38	$475	$ 535,965
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	1,000	1,118,639
Bryan County School District, GA:
4.00%, 8/1/33	500	500,714
4.00%, 8/1/34	435	435,563
Charlton County School District, GA, 6.00%, 4/1/40	450	537,600
Dalton, GA, 5.00%, 2/1/48	1,735	1,755,922
Douglas County School District, GA, 5.00%, 4/1/36	390	454,187
Greene County School District, GA, 4.00%, 6/1/48	1,610	1,544,095
Hall County School District, GA, 5.00%, 2/1/37	800	875,639
Jackson County School District, GA, 5.00%, 3/1/36	360	414,076
Miller County School District, GA:
5.00%, 2/1/42	10	11,084
5.00%, 2/1/43	315	346,999
5.00%, 2/1/46	250	267,992
Perry Public Facilities Authority, GA, 4.00%, 4/1/46	250	246,603
Puerto Rico:
0.00%, 7/1/33	750	547,374
5.625%, 7/1/29	1,500	1,576,903
Unified Government of Athens-Clarke County Development Authority, GA, 5.00%, 6/1/32	1,080	1,081,913
Valdosta Board of Education, GA, 5.00%, 2/1/35	1,000	1,118,927
		$ 13,370,195
Hospital — 10.5%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/49	$1,320	$ 1,219,948
Dalton Whitfield County Joint Development Authority, GA, (Hamilton Health Care System, Inc.), 5.00%, 8/15/35	2,125	2,333,967
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,615	1,625,398
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,502,240
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,264,523

Eaton Vance
Georgia Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/45	$1,970	$ 1,849,708
5.00%, 10/15/34	1,000	1,122,386
5.00%, 2/15/37	1,000	1,009,721
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	239,428
4.00%, 8/1/38	500	474,122
5.00%, 8/1/28	620	620,605
Paulding County Hospital Authority, GA, (Wellstar Health System, Inc.):
5.00%, 4/1/36	250	282,523
5.00%, 4/1/56	1,000	1,040,557
		$ 14,585,126
Housing — 10.8%
Atlanta Urban Residential Finance Authority, GA, (Flats At Stone Hogan), (FNMA), 4.37%, 5/1/44	$1,000	$ 993,019
Cobb County Development Authority, GA, (KSU Housing Real Estate Foundations):
5.00%, 6/15/36	750	841,921
5.00%, 6/15/46	900	942,264
Cobb County Development Authority, GA, (KSU Summit II Student Housing):
5.00%, 7/15/42	750	808,756
5.00%, 7/15/43	1,315	1,409,680
DeKalb County Housing Authority, GA, (Willow Branch Apartments), 5.00%, 7/1/44(3)	1,000	1,012,182
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	1,920	1,919,314
Douglas County Housing Authority, GA, (Durelee Lane Senior Residences), (FNMA), 5.10%, 2/1/44	1,000	1,067,016
Georgia Housing and Finance Authority:
2.40%, 12/1/41	2,125	1,679,699
3.65%, 6/1/44	1,485	1,403,771
4.45%, 12/1/44	1,000	1,008,818
(FHLMC), (FNMA), (GNMA), 4.85%, 12/1/40	250	260,143
Warner Robins Housing Authority Resident Council Corp., GA, (Arbours at Wellston), 5.00% to 2/1/28 (Put Date), 2/1/29	1,500	1,548,847
		$ 14,895,430
Industrial Development Revenue — 5.3%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,076,711
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle):
2.20%, 10/1/32	$750	$ 671,625
2.90%, 7/1/49(4)	1,600	1,600,000
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	995,144
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	1,979,543
		$ 7,323,023
Insured - Electric Utilities — 4.0%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J):
(AG), 5.00%, 7/1/37	$1,470	$ 1,604,236
(AG), 5.00%, 7/1/48	125	129,681
(AG), 5.00%, 7/1/55	1,000	1,023,586
Griffin, GA, Public Utility Revenue, (BAM), 5.00%, 1/1/43	150	164,497
Municipal Gas Authority of Georgia, GA, (Mid-State Energy Commission), (BAM), 5.00%, 9/1/43	1,150	1,231,906
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	991,492
(NPFG), 5.25%, 7/1/34	420	421,861
		$ 5,567,259
Insured - General Obligations — 0.8%
Coweta County, GA, Water and Sewerage Authority, (AG), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,135,000
		$ 1,135,000
Insured - Hospital — 0.7%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AG), 5.00%, 4/1/48	$1,000	$ 1,038,216
		$ 1,038,216
Insured - Lease Revenue/Certificates of Participation — 2.0%
Dacula Urban Redevelopment Agency, GA, (AG), 5.00%, 2/1/42	$1,175	$ 1,275,939
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,492	1,521,939
		$ 2,797,878
Insured - Water and Sewer — 3.1%
Atlanta, GA, Water and Wastewater Revenue, Green Bonds, (BAM), 5.00%, 11/1/39	$1,000	$ 1,117,984

Eaton Vance
Georgia Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Augusta, GA, Water and Sewer Revenue:
(BAM), 5.00%, 10/1/33	$570	$ 636,155
(BAM), 5.00%, 10/1/40	375	406,663
DeKalb County, GA, Water and Sewerage Revenue, (AG), 5.25%, 10/1/32	1,590	1,603,510
Springfield, GA, Water and Sewer Fund:
(AG), 5.00%, 9/1/44	250	269,854
(AG), 5.00%, 9/1/47	250	263,026
		$ 4,297,192
Lease Revenue/Certificates of Participation — 0.5%
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	$500	$ 512,639
Sandy Springs Public Facilities Authority, GA, 2.00%, 5/1/35	250	214,478
		$ 727,117
Other Revenue — 5.4%
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/39	$1,500	$ 1,663,615
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	455	473,889
5.00% to 6/1/30 (Put Date), 6/1/53	2,000	2,098,081
5.00% to 12/1/30 (Put Date), 5/1/54	1,000	1,053,700
5.00% to 3/1/32 (Put Date), 12/1/54	2,000	2,156,206
		$ 7,445,491
Senior Living/Life Care — 0.6%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 5.00%, 4/1/54(1)	$315	$ 298,421
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	500	502,024
		$ 800,445
Special Tax Revenue — 5.3%
American Samoa Economic Development Authority:
5.00%, 9/1/35(1)	$180	$ 190,140
5.00%, 9/1/38(1)	200	204,082
Atlanta Development Authority, GA, (Westside Gulch Area):
5.00%, 4/1/34(1)	1,500	1,539,818
5.50%, 4/1/39(1)	500	514,191
Cobb-Marietta Coliseum and Exhibit Hall Authority, GA, (Cobb Galleria Center), 5.50%, 10/1/50	225	244,775
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
Green Bonds, 5.00%, 7/1/39	$855	$ 945,882
Green Bonds, 5.00%, 7/1/45	1,600	1,718,978
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,976,388
		$ 7,334,254
Transportation — 12.3%
Atlanta, GA, Airport Customer Facility Charge:
5.25%, 7/1/45	$1,000	$ 1,081,790
5.50%, 7/1/50	500	538,737
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/35	1,940	1,944,376
(AMT), 4.00%, 7/1/40	3,000	2,938,190
(AMT), 5.25%, 7/1/42	1,420	1,549,974
Green Bonds, (AMT), 5.25%, 7/1/42	1,000	1,091,531
Georgia Ports Authority, 4.00%, 7/1/47	3,135	3,043,454
Georgia Road and Tollway Authority, 5.00%, 7/15/45	1,000	1,091,007
Public Finance Authority, WI, (Georgia SR 400 Express Lanes):
(AMT), 5.75%, 6/30/60	1,000	1,039,752
(AMT), 6.50%, 6/30/60	1,500	1,670,648
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/43	1,000	1,075,215
		$ 17,064,674
Water and Sewer — 13.2%
Atlanta, GA, Water and Wastewater Revenue:
Green Bonds, 5.00%, 11/1/39	$1,000	$ 1,141,465
Green Bonds, 5.00%, 11/1/51	225	237,348
Cartersville, GA, Water and Sewer Revenue:
4.125%, 6/1/46	685	681,728
5.00%, 6/1/51	335	352,531
Cherokee County Water and Sewerage Authority, GA, 4.00%, 8/1/53	1,250	1,169,802
Coweta County Water and Sewerage Authority, GA, 5.00%, 6/1/49	1,000	1,048,290
DeKalb County, GA, Water and Sewerage Revenue:
5.00%, 10/1/36	1,000	1,107,592
5.00%, 10/1/45	2,475	2,629,337
5.00%, 10/1/48	1,000	1,055,504
5.00%, 10/1/50	1,520	1,595,934
Douglasville Douglas County Water and Sewer Authority, GA, 5.00%, 6/1/48	1,000	1,054,894
Gainesville, GA, Water and Sewerage Revenue, 4.125%, 11/15/46	2,000	2,002,232

Eaton Vance
Georgia Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Kingsland, GA, Water and Sewerage Revenue, 4.00%, 9/1/43	$1,840	$ 1,845,940
Macon Water Authority, GA, 1.60%, 10/1/38(2)	390	390,000
Walton County Water and Sewerage Authority, GA:
5.00%, 2/1/53	950	979,551
5.25%, 2/1/47	1,000	1,061,480
		$ 18,353,628
Total Tax-Exempt Municipal Obligations (identified cost $130,523,942)		$132,101,673

Taxable Municipal Obligations — 2.7%
Security	Principal Amount (000's omitted)	Value
Education — 1.1%
Georgia Private Colleges and Universities Authority, (Emory University), (LOC: Truist Bank), 3.70%, 9/1/52(2)	$1,500	$ 1,500,000
		$ 1,500,000
General Obligations — 0.3%
Downtown Smyrna Development Authority, GA, 5.45%, 2/1/38	$500	$ 502,851
		$ 502,851
Insured - General Obligations — 1.3%
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	$1,750	$ 1,751,589
		$ 1,751,589
Total Taxable Municipal Obligations (identified cost $3,718,641)		$ 3,754,440

U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 3.375%, 2/29/28	$1,000	$ 989,766
Total U.S. Treasury Obligations (identified cost $989,844)		$ 989,766

Short-Term Investments — 0.1%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.53%(5)	73,191	$ 73,198
Total Short-Term Investments (identified cost $73,198)		$ 73,198
Total Investments — 99.6% (identified cost $136,295,625)		$137,959,617
Other Assets, Less Liabilities — 0.4%		$ 563,632
Net Assets — 100.0%		$138,523,249
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2026, the aggregate value of these securities is $5,981,316 or 4.3% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2026.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2026.
(5)	The rate shown is the annualized seven-day yield as of May 31, 2026.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2026, 12.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 6.0% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

Eaton Vance
Georgia Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 1,040,540	$ —	$ 1,040,540
Tax-Exempt Municipal Obligations	—	132,101,673	—	132,101,673
Taxable Municipal Obligations	—	3,754,440	—	3,754,440
U.S. Treasury Obligations	—	989,766	—	989,766
Short-Term Investments	73,198	—	—	73,198
Total Investments	$73,198	$137,886,419	$ —	$137,959,617
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.